CONSOLIDATED BALANCE SHEET (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 35,972	$ 50,007
Cash–restricted	3,713	5,197
Insurance subsidiary investments	96,295	86,168
Accounts receivable less allowance for loss of $41,025 – 2013 and $23,959 – 2012	916,529	1,038,605
Inventories	25,780	32,021
Deferred tax assets	37,920	12,663
Income taxes	36,846	13,573
Other	43,673	35,532
Current assets	1,196,728	1,273,766
Property and equipment, at cost:
Land	82,444	93,178
Buildings	984,134	1,209,919
Equipment	815,670	900,136
Construction in progress	24,118	23,670
Property, Plant and Equipment, Gross, Total	1,906,366	2,226,903
Accumulated depreciation	(979,791)	(1,083,777)
Property and equipment, net	926,575	1,143,126
Goodwill	992,102	1,041,266
Intangible assets less accumulated amortization of $52,211 – 2013 and $34,854 – 2012	423,303	439,767
Assets held for sale	20,978	4,131
Insurance subsidiary investments	149,094	116,424
Deferred tax assets	17,043
Other	220,046	219,466
Total assets	3,945,869	4,237,946
Current liabilities:
Accounts payable	181,772	210,668
Salaries, wages and other compensation	361,192	389,009
Due to third party payors	33,747	35,420
Professional liability risks	60,993	54,088
Other accrued liabilities	146,495	137,204
Long-term debt due within one year	8,222	8,942
Current liabilities	792,421	835,331
Long-term debt	1,579,391	1,648,706
Professional liability risks	246,230	236,630
Deferred tax liabilities		9,764
Deferred credits and other liabilities	206,611	214,671
Commitments and contingencies (Note 13)
Stockholders’ equity:
Preferred stock, $0.25 par value; authorized 1,000 shares; none issued and outstanding
Common stock, $0.25 par value; authorized 175,000 shares; issued 54,165 shares – 2013 and 53,280 shares – 2012	13,541	13,320
Capital in excess of par value	1,146,193	1,145,922
Accumulated other comprehensive loss	(252)	(1,882)
Retained earnings (deficit)	(76,825)	98,799
Stockholders' equity	1,082,657	1,256,159
Noncontrolling interests	38,559	36,685
Total equity	1,121,216	1,292,844
Total liabilities and equity	$ 3,945,869	$ 4,237,946